Presentation and preparation of the consolidated financial statements and significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Presentation and preparation of the consolidated financial statements and significant accounting policies [Abstract]
Presentation and preparation of the consolidated financial statements and significant accounting policies
The assets’ residual values and useful lives are reviewed at the end of each reporting period, and adjusted on a prospective basis, if appropriate. Depreciation is calculated using the straight-line method, based on the estimated useful lives, as shown below:

Data processing equipment (includes the POS devices)	2.5 to 5 years
Building leasings	10 years
Machinery and equipment	5 to 10 years
Other assets	5 to 10 years
During 2020, the Company reviewed the estimated useful lives of these assets and no significant change was identified.